Investment in Securities (Summary of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2021	Mar. 31, 2020
Schedule of Investments [Line Items]
Equity securities	[1]	¥ 540,082	¥ 492,902
Investment Funds Elected for Fair Value Option
Schedule of Investments [Line Items]
Equity securities		4,940	6,326
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Equity securities		249,830	254,853
Investment funds that are accounted for under the equity method
Schedule of Investments [Line Items]
Equity securities		¥ 82,420	¥ 70,129

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥254,853 million and ¥249,830 million as of March 31, 2020 and 2021, respectively.The amount of investment funds that are accounted for under the equity method included in equity securities were ¥70,129 million and ¥82,420 million as of March 31, 2020 and 2021, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥6,326 million and ¥4,940 million as of March 31, 2020 and 2021, respectively.